Commitments and Contingencies (Details Narrative)							1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 22, 2022 USD ($)	Aug. 12, 2021 USD ($)	Feb. 18, 2021 USD ($)	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2021 USD ($)	Dec. 08, 2020 GBP (£)	Nov. 26, 2019 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense										$ 0	$ 0	$ 0	$ 0		$ 68,000
Long-Term Purchase Commitment, Description														There were no purchase commitments made by the Company	There were no purchase commitments made by the Company
Construction payable			$ 100,000											$ 400,000		$ 60,000
Payment for legal settlements			$ 160,000									340,000		280,000
Deferred revenue										$ 6,900,000		6,900,000
Payment for administrative fees				$ 390,600			$ 390,600
Property investment | £																	£ 363,000
Contribution of property				$ 924,000			$ 924,000
Litigation settlement expense					£ 392,761.70	£ 461,459.70		£ 392,761.70	£ 461,459.70			$ 60
Late payment interest | £					£ 68,698			£ 68,698
Mr Kostiner [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation settlement expense		$ 35,000
Mayflower Alliance LTD [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue | £																		£ 300,000
Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense														$ 0	$ 0
Revised Second Amended Complaint [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss related to litigation settlement	$ 240,000,000